Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net Income	$ 152,380	$ 125,925
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	43,356	40,125
Amounts reclassified from other comprehensive income	(176)	0
Amortization of derivative asset’s premium	1,936	129
Amortization of deferred financing costs	2,836	6,093
Amortization of original issue premium on repurchase of notes	0	326
Amortization of intangible liabilities - charter agreements	(5,045)	(23,420)
Fair value adjustment on derivative asset	1,368	(6,648)	$ (9,685)
Prepayment fees on debt repayment	0	15,197
Stock-based compensation expense	5,179	5,661
Changes in operating assets and liabilities:
Increase in accounts receivable and other assets	(2,462)	(6,184)
Increase in inventories	(1,162)	(543)
Increase in derivative asset	0	(15,370)
Decrease in accounts payable and other liabilities	(10,668)	(1,015)
Decrease in related parties' balances, net	745	2,183
Increase in deferred revenue	12,240	607
Unrealized foreign exchange loss	1	4
Net cash provided by operating activities	200,528	143,070
Cash flows from investing activities:
Acquisition of vessels	(123,300)	0
Cash paid for vessel expenditures	(4,551)	(3,225)
Advances for vessels acquisitions and other additions	(5,945)	(2,324)
Cash paid for drydockings	(18,300)	(15,253)
Net proceeds from sale of vessel	5,940	0
Time deposits (acquired)/withdrawal	(4,050)	100
Net cash used in investing activities	(150,206)	(20,702)
Cash flows from financing activities:
Repurchase of 2024 Notes, including premium	0	(29,070)
Proceeds from drawdown of credit facilities	76,000	60,000
Proceeds from 2027 Secured Notes	0	350,000
Repayment of credit facilities/sale and leaseback	(100,271)	(79,918)
Repayment of refinanced debt, including prepayment fees	0	(276,671)
Deferred financing costs paid	(1,140)	(9,264)
Cancellation of Class A common shares	(16,980)	(4,925)
Class A common shares - dividend paid	(26,691)	(23,093)
Series B Preferred Shares - dividend paid	(4,768)	(4,768)
Net cash used in financing activities	(73,850)	(17,709)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(23,528)	104,659
Cash and cash equivalents and restricted cash at beginning of the period	269,930	195,642	195,642
Cash and cash equivalents and restricted cash at end of the period	246,402	300,301	269,930
Supplementary Cash Flow Information:
Cash paid for interest	33,329	25,297
Cash received from interest rate caps	15,916	254
Non-cash investing activities:
Unpaid capitalized expenses	11,997	8,101
Unpaid drydocking expenses	16,199	7,417
Non-cash financing activities:
Unpaid deferred financing costs	0	341
Unrealized (loss)/gain on derivative assets	$ (5,231)	$ 22,914	$ 31,221